TRADE AND OTHER PAYABLES	12 Months Ended
Jun. 30, 2018
TRADE AND OTHER PAYABLES [Abstract]
TRADE AND OTHER PAYABLES
10.	TRADE AND OTHER PAYABLES
	2018 US$000	2017 US$000

Trade creditors	9,837	712
Accrued expenses	55	125
	9,892	837